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                   MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        March 28, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549


         Re: MFS(R)Series Trust IX (File Nos. 2-50409 and 811-2464, on Behalf of MFS(R)Bond Fund and MFS Limited Maturity Fund

Ladies and Gentlemen:

         This letter serves as notification of the existence of a Spanish language version of the Statement of Additional Information ("SAI") dated
September 1, 2000 of the above-named funds. The SAI was filed electronically with the Securities and Exchange Commission on August 28, 2000, pursuant to Rule 485(b) under the Securities Act of 1933 (EDGAR Accession No. 0000950156-00-000424).

         Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

         Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and
                                        Assistant Clerk of the Trust